Derivative Instruments - Balance Sheet Presentation Table (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
CQP Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 27	$ 21
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Derivative Assets (Liabilities), at Fair Value, Net	27	21
Liquefaction Supply Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	25	64
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheet	(8)	(6)
Derivative Assets (Liabilities), at Fair Value, Net	17	58
Liquefaction Supply Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(9)	(3)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheet	2	0
Derivative Assets (Liabilities), at Fair Value, Net	$ (7)	$ (3)